Options Advance Payments- Purchase of Leased Vessels (Tables)	12 Months Ended
Dec. 31, 2016
Options Advance Payments- Purchase of Leased Vessels [Abstract]
Schedule of charter obligation of the operating lease
Year	Annual Operating Lease Payments
2017	$402
2018	402
2019	402
2020	154
Total	$1,360